8. OPERATING LEASE (Annual Report)	12 Months Ended
Dec. 31, 2012
Annual Report
OPERATING LEASE

8.	OPERATING LEASE

The Company leases 3,600 sq. ft. of office and warehouse space at 1550 Caton Center Drive, Suites D and E, Baltimore, Maryland, under a non-cancellable operating lease which expires in December 2013. The original base rent was $3,077 per month with a 3% annual rent escalator clause. The current monthly rent is $3,464. Rent expense, which includes the Caton Center property as well as some other short-term leases, was $45,941 and $49,071 for the periods ended December 31, 2012 and 2011, respectively.